Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Fair Value Measurements
Fair Value Measurements

Note 8 – Fair Value Measurements

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820 (“FASB ASC Topic 820”), Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. FASB ASC Topic 820 clarifies that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions.

FASB ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1	Observable inputs such as quoted prices in active markets;
Level 2	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value   measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

Following is a description of valuation methodologies used for assets recorded at fair value on a recurring and nonrecurring basis. There have been no changes in the methodologies used at December 31, 2025 and 2024.

SouthState Bank Corporation Unitized Stock Fund is valued on a recurring basis at quoted market prices where available. The common stock is a quoted price in an active market and is classified within Level 1 of the valuation hierarchy.  As disclosed in Note 7, this fund also has a small percentage of cash invested in a money market fund, which is included with mutual funds and is classified within Level 1 of the valuation hierarchy.

Note 8 – Fair Value Measurements (continued)

Mutual Funds are public investment vehicles valued using the Net Asset Value (“NAV”), which is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

Common collective trust fund holds guaranteed investment contracts (“GIC”), separate account GICs, and synthetic GICs. The fair value of the Plan's interest in the common collective trust ("CCT") is based on the unit value of the fund as determined by the investment manager sponsoring such fund by dividing the CCT's net asset at fair value by its units outstanding at the valuation date. The CCT does not have a readily determinable fair value and therefore has been valued at NAV as a practical expedient and is not classified within a level of the valuation hierarchy.

The table below presents the recorded amount of the Plan’s investments measured at fair value on a recurring basis.

December 31, 2025:	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$779,642,724	$779,642,724	$—	$—
Common stock - SouthState Bank Corporation	14,787,764	14,787,764	—	—
Total investments in fair value hierarchy	794,430,488	794,430,488	—	—
Investments measured at NAV(a)	18,604	—	—	—
Total Investments at fair value	$794,449,092	$794,430,488	$—	$—

December 31, 2024:
Mutual funds	$571,905,460	$571,905,460	$—	$—
Common stock - SouthState Bank Corporation	13,642,815	13,642,815	—	—
Total investments in fair value hierarchy	585,548,275	585,548,275	—	—
Investments measured at NAV(a)	30,251,508	—	—	—
Total Investments at fair value	$615,799,783	$585,548,275	$—	$—
(a)	In accordance with FASB ASC Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.